Exhibit 99.1

Volkswagen Auto Lease Trust 2014-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 08-29-15							PAGE 1

A. DATES					Begin	End	# days
1	Determination Date					9/17/2015
2	Payment Date					9/21/2015
3	Collection Period				8/2/2015	8/29/2015	28
4	Monthly Interest Period - Actual				8/20/2015	9/20/2015	32
5	Monthly Interest - Scheduled						30

B. SUMMARY
		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	263,000,000.00	—	—	—	—	—
7	Class A-2-A Notes	325,000,000.00	66,225,297.98	—	22,275,258.84	43,950,039.14	0.1352309
8	Class A-2-B Notes	381,000,000.00	77,636,426.26	—	26,113,457.30	51,522,968.96	0.1352309
9	Class A-3 Notes	426,000,000.00	426,000,000.00	—	—	426,000,000.00	1.0000000
10	Class A-4 Notes	104,000,000.00	104,000,000.00	—	—	104,000,000.00	1.0000000

11	Equals: Total Securities	$1,499,000,000.00	$673,861,724.24	$—	$48,388,716.14	$625,473,008.10

12	Overcollateralization	269,948,825.63	296,298,928.29			296,298,928.29

13	Total Securitization Value	$1,768,948,825.63	$970,160,652.53			$921,771,936.39

14	NPV Lease Payments Receivable	765,853,915.91	223,103,624.08			202,979,510.76
15	NPV Base Residual	1,003,094,909.72	747,057,028.45			718,792,425.63

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.20000%	N/A	—	—	—	—
17	Class A-2-A Notes	0.52000%	N/A	28,697.63	0.0883004	22,303,956.47	68.6275584
18	Class A-2-B Notes	0.41275%	0.20275%	28,483.94	0.0747610	26,141,941.24	68.6140190
19	Class A-3 Notes	0.80000%	N/A	284,000.00	0.6666667	284,000.00	0.6666667
20	Class A-4 Notes	0.99000%	N/A	85,800.00	0.8250000	85,800.00	0.8250000

	Equals: Total Securities			426,981.57		48,815,697.71

C. COLLECTIONS AND AVAILABLE FUNDS
21	Lease Payments Received						17,264,523.39
22	Pull Ahead Waived Payments						—
23	Sales Proceeds - Early Terminations						23,642,192.23
24	Sales Proceeds via Customer - Scheduled Terminations						14,191,407.08
25	Security Deposits for Terminated Accounts						18,600.00
26	Excess Wear and Tear Received						116,353.74
27	Excess Mileage Charges Received						140,256.33
28	Other Recoveries Received						74,901.66

29	Subtotal: Total Collections						55,448,234.43

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						—

33	Total Available Funds, prior to Servicer Advances						55,448,234.43

34	Servicer Advance						—

35	Total Available Funds						55,448,234.43

36	Reserve Account Draw						—

37	Available for Distribution						55,448,234.43

D. DISTRIBUTIONS
38	Payment Date Advance Reimbursement (Item 80)						—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods						—
41	Servicing Fee Due in Current Period						808,467.21
42	Servicing Fee Shortfall						—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods						—
45	Administration Fee Due in Current Period						5,000.00
46	Administration Fee Shortfall						—
47	Interest Paid to Noteholders						426,981.57
48	First Priority Principal Distribution Amount						—
49	Amount Paid to Reserve Account to Reach Specified Balance						—
50	Subtotal: Remaining Available Funds					54,207,785.65
51	Regular Principal Distribution Amount					48,388,716.14
52	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						48,388,716.14
53	Other Amounts paid to Trustees						—

54	Remaining Available Funds						5,819,069.51

Volkswagen Auto Lease Trust 2014-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-29-15	PAGE 2

E. CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		673,861,724.24
57	Less: Aggregate Securitization Value (End of Collection Period)		(921,771,936.39)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		673,861,724.24
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(625,473,008.10)

63	Regular Principal Distribution Amount		48,388,716.14

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		921,771,936.39
66	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(296,298,928.29)

67	Targeted Note Balance		625,473,008.10

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		55,448,234.43
70	Less: Payment Date Advance Reimbursement (Item 80)		—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)		808,467.21
72	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
73	Less: Interest Paid to Noteholders (Item 45)		426,981.57
74	Less: 1st Priority Principal Distribution (Item 56)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		54,207,785.65
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		54,207,785.65

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F. RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance		8,844,744.13
87	Initial Reserve Account Balance		8,844,744.13
88	Beginning Reserve Account Balance		8,844,744.13
89	Plus: Net Investment Income for the Collection Period		711.39

90	Subtotal: Reserve Fund Available for Distribution		8,845,455.52
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		8,845,455.52
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		711.39

95	Equals: Ending Reserve Account Balance		8,844,744.13

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

97	Current Period Net Residual Losses:	Units	Amounts
98	Aggregate Securitization Value for Scheduled Terminated Units	868	14,132,072.26
99	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(14,253,381.77)
100	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		24,617.28
101	Less: Excess Wear and Tear Received		(116,353.74)
102	Less: Excess Mileage Received		(140,256.33)

103	Current Period Net Residual Losses/(Gains)	868	(353,302.30)

104	Cumulative Net Residual Losses:
105	Beginning Cumulative Net Residual Losses	6,805	(4,709,951.67)
106	Current Period Net Residual Losses (Item 101)	868	(353,302.30)

107	Ending Cumulative Net Residual Losses	7,673	(5,063,253.97)

108	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.29%

Volkswagen Auto Lease Trust 2014-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-29-15	PAGE 3

G. POOL STATISTICS

109	Collateral Pool Balance Data			Initial	Current
110	Aggregate Securitization Value			1,768,948,826	921,771,936
111	Aggregate Base Residual Value			1,179,997,811	767,262,965
112	Number of Current Contracts			68,943	44,057
113	Weighted Average Lease Rate			2.78%	2.68%
114	Average Remaining Term			29.3	11.1
115	Average Original Term			39.2 39.6
116	Proportion of Base Prepayment Assumption Realized				146.89%
117	Actual Monthly Prepayment Speed				1.38%
118	Turn-in Ratio on Scheduled Terminations				91.24%

		Sales Proceeds	Units	Book Amount	Securitization Value

119	Pool Balance - Beginning of Period		46,041	1,064,191,917	970,160,653
120	Depreciation/Payments			(16,600,780)	(11,708,438)
121	Gross Credit Losses		(32)	(829,509)	(854,986)
122	Early Terminations - Regular		(1,084)	(23,678,479)	(21,693,220)
123	Early Terminations - Lease Pull Aheads		—	—	—
124	Scheduled Terminations - Purchased by Customer	1,263,289	(76)	(1,269,706)	(1,180,776)
125	Scheduled Terminations - Sold at Auction	2,739,785	(186)	(3,366,821)	(3,136,712)
126	Scheduled Terminations - Purchased by Dealer	10,193,208	(606)	(10,569,219)	(9,814,584)

127	Pool Balance - End of Period		44,057	1,007,877,403	921,771,936

128	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
129	Current		43,461	909,952,964	98.72%
130	31 - 90 Days Delinquent		529	10,316,670	1.12%
131	91+ Days Delinquent		67	1,502,302	0.16%

132	Total		44,057	921,771,936	100.00%

133	Credit Losses:			Units	Amounts
134	Aggregate Securitization Value on charged-off units			32	854,986
135	Aggregate Liquidation Proceeds on charged-off units				(384,306)
136	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
137	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
138	Recoveries on charged-off units				(74,902)

139	Current Period Aggregate Net Credit Losses/(Gains)			32	395,779

140	Cumulative Net Credit Losses:
141	Beginning Cumulative Net Credit Losses			423	4,549,475
142	Current Period Net Credit Losses (Item 136)			32	395,779

143	Ending Cumulative Net Credit Losses			455	4,945,254

144	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.28%

145	Aging of Scheduled Maturies Not Sold				Units
146	0 - 60 Days since Contract Maturity				637
147	61 - 120 Days since Contract Maturity				27
148	121+ Days since Contract Maturity				17

VW CREDIT, INC., as Servicer

By:
Title:	Team Leader - Structured Finance
Date:	September 17, 2015

Volkswagen Auto Lease Trust 2014-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-29-15	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction(1)
10/20/2015	51,329,086
11/20/2015	46,926,534
12/20/2015	42,540,605
1/20/2016	44,766,491
2/20/2016	27,038,509
3/20/2016	31,556,212
4/20/2016	54,539,329
5/20/2016	58,646,743
6/20/2016	58,267,389
7/20/2016	56,546,000
8/20/2016	61,644,886
9/20/2016	55,565,730
10/20/2016	62,815,137
11/20/2016	61,944,725
12/20/2016	56,612,618
1/20/2017	21,001,907
2/20/2017	10,459,994
3/20/2017	8,525,486
4/20/2017	22,745,090
5/20/2017	24,735,385
6/20/2017	23,304,530
7/20/2017	15,242,683
8/20/2017	7,694,741
9/20/2017	5,742,883
10/20/2017	4,917,483
11/20/2017	4,407,749
12/20/2017	2,163,196
1/20/2018	90,815
2/20/2018	—
3/20/2018	—
4/20/2018	—
5/20/2018	—
6/20/2018	—
7/20/2018	—
8/20/2018	—
9/20/2018	—
10/20/2018	—
11/20/2018	—
12/20/2018-
1/20/2019	—
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—
9/20/2019	—
10/20/2019	—
11/20/2019	—
12/20/2019	—
1/20/2020	—
2/20/2020	—
3/20/2020	—
4/20/2020	—
5/20/2020	—
6/20/2020	—
7/20/2020	—

Total:	921,771,936.37

(1) This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a) each collection period is a calendar month rather than a fiscal month,
(b) timely receipt of all monthly rental payments and sales proceeds,
(c) no credit or residual losses and
(d) no prepayments (including defaults, purchase option excercises or other early lease terminations).
Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month